DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2020
Discontinued business | 2C intra-regional business and loan-facilitation related service
DISCONTINUED OPERATIONS
Schedule of discontinued operations, results

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Revenues
To consumers
Transaction facilitation revenue	230,250	481,055	391,447	—
Loan facilitation revenue	944,406	1,568,705	1,141,981	—
Total revenues	1,174,656	2,049,760	1,533,428	—

Cost of revenues	(478,137)	(427,548)	(296,347)	—
Gross profit	696,519	1,622,212	1,237,081	—

Operating expenses
Sales and marketing	(1,758,892)	(1,010,446)	(1,018,483)	—
Research and development	(201,082)	(185,488)	(155,168)	—
General and administrative	(99,361)	(504,066)	(486,098)	—
Gains/(losses) from guarantee liabilities	444	2,483	(168,212)	—
Impairment for net assets transferred	—	—	—	(407,709)
Total operating expenses	(2,058,891)	(1,697,517)	(1,827,961)	(407,709)

Loss from operations	(1,362,372)	(75,305)	(590,880)	—
Interest income, net	(32,218)	(81,128)	(14,355)	—
Other expenses, net	(12,552)	(14,965)	(4,468)	—
Foreign exchange gain	1,104	—	534	—
Loss from discontinued operations before income tax expense	(1,406,038)	(171,398)	(609,169)	(407,709)
Income tax expense	(359)	(12,941)	(2,992)	—
Net loss from discontinued operations	(1,406,397)	(184,339)	(612,161)	(407,709)

Schedule of discontinued operations, cash flow

	2017	2018	2019
	RMB	RMB	RMB
Net cash used in operating activities	(1,526,122)	(808,893)	(821,185)
Net cash used in investing activities	(2,491)	(4,642)	(187)

Discontinued business | 2B business
DISCONTINUED OPERATIONS
Schedule of discontinued operations, results

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Transaction facilitation revenue	467,583	606,599	283,711	22,426
Cost of revenues	(176,916)	(292,595)	(157,653)	(15,109)
Gross profit	290,667	314,004	126,058	7,317

Operating expenses
Sales and marketing	(264,919)	(187,811)	(120,082)	(22,453)
Research and development	(24,928)	(19,429)	(13,629)	(2,970)
General and administrative	(73,397)	(108,949)	(42,636)	(14,415)
Provision for credit loss	—	—	—	(14,947)
Total operating expenses	(363,244)	(316,189)	(176,347)	(54,785)

Net loss from discontinued operations	(72,577)	(2,185)	(50,289)	(47,468)

Schedule of discontinued operations, cash flow

				For the three months
	For the year ended December 31,			ended March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Net cash generated from/ (used in) operating activities	27,897	(20,699)	2,338	(34,967)
Net cash (used in)/generated from investing activities	(17,206)	(40,180)	1,159	(25)

Held for sale | 2C intra-regional business and loan-facilitation related service
DISCONTINUED OPERATIONS
Schedule of discontinued operations, assets and liabilities

December 31, 2018
RMB
Asset

Restricted cash	1,001,325
Total asset held for sale	1,001,325

Liabilities

Guarantee liabilities	174,828
Deposit for interest collected from consumers and payable to financing partners - current	168,596
Total current liabilities	343,424

Deposit for interest collected from consumers and payable to financing partners - non-current	10,386
Total non-current liabilities	10,386

Total liabilities held for sale	353,810

Held for sale | 2B business
DISCONTINUED OPERATIONS
Schedule of discontinued operations, assets and liabilities

	December 31, 2018	December 31, 2019	March 31, 2020
	RMB	RMB	RMB
			(Unaudited)
Advance from buyers collected on behalf of sellers	105,456	50,396	89,096
Other payables and accruals	69,232	60,525	53,913
Total liabilities held for sale	174,688	110,921	143,009